Property and Equipment, Net (Details)	12 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Property and Equipment, Net [Abstract]
Depreciation expense	$ 86,250	$ 11,085	$ 15,279	$ 9,904